Accumulated Other Comprehensive Income / (Loss) (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income / (Loss)
Schedule of the changes in accumulated other comprehensive income/ (loss) by component and the reclassifications out of accumulated other comprehensive income/ (loss) attributable to the entity's common stockholders

	Foreign Currency Translation	Other	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2011	$(12.1)	$12.0	$(0.1)
Other comprehensive income before reclassifications	(5.8)	(18.4)	(24.2)
Amounts reclassified from accumulated other comprehensive income - net of tax provision of $0.0	—	0.1	0.1
Net current-period other comprehensive income	(5.8)	(18.3)	(24.1)
Balance at December 31, 2011	(17.9)	(6.3)	(24.2)
Other comprehensive income before reclassifications	18.3	(5.1)	13.2
Amounts reclassified from accumulated other comprehensive income - net of tax provision of $2.8	—	4.2	4.2
Net current-period other comprehensive income	18.3	(0.9)	17.4
Balance at December 31, 2012	0.4	(7.2)	(6.8)
Other comprehensive income before reclassifications	11.9	3.0	14.9
Amounts reclassified from accumulated other comprehensive income - net of tax provision(benefit) of ($0.5) and $2.9, respectively	(0.9)	4.4	3.5
Net current-period other comprehensive income	11.0	7.4	18.4
Balance at December 31, 2013	$11.4	$0.2	$11.6